Schedule of condensed consolidated statement of income and cash flow (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Amortization charge of right-of use assets	$ 963	$ 7,513	$ 6,824
Right-of-use assets obtained in exchange for operating lease liabilities	2,257	17,604	17,604
Interest on lease liabilities	36	275	368	$ 313
Cash paid for operating leases	$ 877	$ 6,842	$ 6,935